Net interest income_Details of interest income (Details)		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL (IFRS 9)	[1]	₩ 54,243,000,000	$ 48,740,000	₩ 0	₩ 0
Financial assets at FVTPL (IAS 39)	[1]	0	0	53,348,000,000	63,408,000,000
Financial assets at FVTOCI	[1]	280,371,000,000	251,928,000	0	0
AFS financial assets	[1]	0	0	239,030,000,000	339,518,000,000
HTM financial assets	[1]	0	0	307,965,000,000	360,054,000,000
Financial assets at amortized cost:
Securities at amortized cost		376,788,000,000		0	0
Interest on due from banks		112,581,000,000
Interest on loans		8,832,485,000,000
Interest of other receivables		28,031,000,000
Sub-total	[1]	9,349,885,000,000	8,401,370,000	0	0
Loans and receivables
Interest on due from banks				83,325,000,000	75,021,000,000
Interest on loans				7,835,957,000,000	7,635,791,000,000
Interest of other receivables				31,062,000,000	38,520,000,000
Sub-total	[1]	0	0	7,950,344,000,000	7,749,332,000,000
Total		₩ 9,684,499,000,000	$ 8,702,038,000	₩ 8,550,687,000,000	₩ 8,512,312,000,000

[1]	The consolidated statements of comprehensive income for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.